Financial Instruments - Interest Rate Swaps (Details) - Interest rate swap - Cash Flow Hedging - Designated as hedging instrument $ in Thousands	Sep. 30, 2024 USD ($)
Derivative [Line Items]
Notional value (in thousands of $)	$ 528,750
Minimum
Derivative [Line Items]
Fixed interest rates	1.93%
Maximum
Derivative [Line Items]
Fixed interest rates	2.37%